ACQUISITION	12 Months Ended
Dec. 31, 2017
Acquisition [Abstract]
ACQUISITION
ACQUISITION
Merrex - Siribaya Project
On February 28, 2017, the Company acquired all of the issued and outstanding common shares and all of the outstanding common share purchase warrants and options of Merrex Gold Inc. ("Merrex"), that it did not already own. Merrex owns a 50% interest in the Siribaya Project in Mali. Including the 50% interest already held directly in the Siribaya Project, the Company now has a 100% interest in the Project. IAMGOLD issued an aggregate of approximately 6.9 million common shares. The total purchase price amounted to $27.5 million, which includes transaction costs of $0.2 million, and is net of cash and cash equivalents acquired of $0.1 million.
Based on management’s judgment, the acquisition does not meet the IFRS definition of a business combination as the primary asset (Siribaya Project) is an exploration stage property and has not identified economically recoverable ore reserves. Consequently, the transaction has been recorded as an asset acquisition.
The total purchase price was allocated to the assets acquired and the liabilities assumed based on the fair value of the total consideration transferred at the closing date of the acquisition.

Assets acquired and liabilities assumed	Notes
Exploration and evaluation assets	14	$36.6
Current liabilities		(3.9)
Other non-current liabilities		(0.4)
		$32.3
Consideration transferred
Share consideration		$27.4
Less: Cash and cash equivalents acquired		(0.1)
Transaction costs		0.2
		27.5
Initial investment[1]	12	4.8
		$32.3

1
Prior to completion of the above mentioned transaction, IAMGOLD owned approximately 45.8 million common shares of Merrex, which represented approximately 23% of Merrex's issued and outstanding common shares, and was accounted for as an investment in an associate, using the equity method (note 12). The carrying amount of the investment of $4.8 million on the date of the acquisition has been included in the total cost of the Merrex Exploration and evaluation assets (note 14).